UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641

                      ADVANTAGE ADVISERS AUGUSTA FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule (s) of Investments is attached herewith.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                   COMMON STOCK - 86.22%
                    APPLICATIONS SOFTWARE - 1.64%
52,504                        Intuit, Inc.*                                                                  $  1,436,509
                                                                                                        -----------------
                    COMMERCIAL BANKS - WESTERN U.S. - 5.04%
91,050                        SVB Financial Group*                                    (a)                       4,424,119
                                                                                                        -----------------
                    COMMERCIAL SERVICES - 2.77%
54,015                        Steiner Leisure, Ltd.*                                                            2,429,595
                                                                                                        -----------------
                    COMMERCIAL SERVICES - FINANCE - 1.29%
37,250                        Wright Express Corporation*                                                       1,129,792
                                                                                                        -----------------
                    CONTAINERS - METAL / GLASS - 7.48%
156,975                       Crown Holdings, Inc.*                                   (a)                       3,839,608
105,675                       Owens-Illinois, Inc.*                                                             2,723,245
                                                                                                        -----------------
                                                                                                                6,562,853
                                                                                                        -----------------
                    CONTAINERS-PAPER / PLASTIC - 4.80%
133,350                       Sealed Air Corp.                                                                  4,213,860
                                                                                                        -----------------
                    DISTRIBUTION / WHOLESALE - 3.40%
136,701                       LKQ Corp.*                                                                        2,988,284
                                                                                                        -----------------
                    DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 4.63%
82,995                        Chemed Corp.                                            (a)                       4,063,435
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 5.03%
40,231                        Broadcom Corp., Class A*                                (a)                       1,290,208
37,014                        Intersil Corp., Class A                                                             980,501
20,150                        QLogic Corp.*                                                                       342,550
69,850                        Xilinx, Inc.                                                                      1,797,241
                                                                                                        -----------------
                                                                                                                4,410,500
                                                                                                        -----------------
                    FILTRATION / SEPARATION PRODUCTS - 3.99%
92,225                        Pall Corp.                                              (a)                       3,504,550
                                                                                                        -----------------
                    FINANCE - INVESTMENT BANKER / BROKER - 1.16%
12,919                        Morgan Stanley                                                                    1,017,500
                                                                                                        -----------------
                    HOTELS & MOTELS - 4.65%
68,150                        Orient Express Hotels, Ltd., Class A                    (a)                       4,076,733
                                                                                                        -----------------


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                   COMMON STOCK  (CONTINUED)
                    INTERNET CONTENT - INFORMATION / NETWORK - 1.30%
52,884                        The Knot, Inc.*                                                                $  1,138,593
                                                                                                        -----------------
                    INVESTMENT COMPANIES - 1.79%
54,650                        Allied Capital Corp.                                    (a)                       1,574,466
                                                                                                        -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 2.28%
68,189                        Illumina, Inc.*                                                                   1,997,938
                                                                                                        -----------------
                    MEDICAL - OUTPATIENT / HOME MEDICAL - 5.67%
54,850                        Lincare Holdings, Inc.*                                                           2,010,253
96,947                        Radiation Therapy Services, Inc.*                       (a)                       2,970,456
                                                                                                        -----------------
                                                                                                                4,980,709
                                                                                                        -----------------
                    NETWORKING PRODUCTS - 3.04%
196,825                       Foundry Networks, Inc.*                                                           2,670,915
                                                                                                        -----------------
                    PAPER & RELATED PRODUCTS - 0.78%
60,679                        Smurfit - Stone Container Corp.*                                                    683,246
                                                                                                        -----------------
                    RESEARCH & DEVELOPMENT - 3.95%
102,991                       Pharmaceutical Product Development, Inc.                                          3,469,767
                                                                                                        -----------------
                    RETAIL - APPAREL / SHOES - 6.45%
102,819                       Bebe Stores, Inc.                                       (a)                       1,786,994
71,833                        Cache, Inc.*                                            (a)                       1,275,036
40,808                        Nordstrom, Inc.                                         (a)                       2,160,376
67,375                        Wet Seal, Inc., Class A*                                                            441,306
                                                                                                        -----------------
                                                                                                                5,663,712
                                                                                                        -----------------
                    RETAIL - DISCOUNT - 0.55%
16,151                        Family Dollar Stores, Inc.                              (a)                         478,393
                                                                                                        -----------------
                    RETAIL - MAIL ORDER - 1.84%
45,583                        Williams - Sonoma, Inc.                                                           1,616,373
                                                                                                        -----------------
                    RETAIL - RESTAURANTS - 0.57%
18,630                        Cheesecake Factory, Inc.*                                                           496,489
                                                                                                        -----------------
                    RETIREMENT / AGED CARE - 3.51%
77,925                        Sunrise Senior Living, Inc.*                            (a)                       3,079,596
                                                                                                        -----------------


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                   COMMON STOCK  (CONTINUED)
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.34%
174,625                       Marvell Technology Group, Ltd.*                                                $  2,935,446
                                                                                                        -----------------
                    TRANSPORT - EQUIPMENT & LEASING - 3.50%
43,902                        Amerco, Inc.*                                           (a)                       3,072,701
                                                                                                        -----------------
                    TRANSPORT - SERVICES - 1.77%
37,636                        Expeditors International of Washington, Inc.                                      1,555,120
                                                                                                        -----------------
                  TOTAL COMMON STOCK (COST $68,409,375)                                                       $75,671,194
                                                                                                        -----------------


                  WARRANTS - 0.00%
                    MEDICAL - NURSING HOMES - 0.00%
34,000                        Sun Healthcare Group, Inc.* (1)                                                $          0
                                                                                                        -----------------
                    THERAPEUTICS - 0.00%
20,000                        CorAutus Genetics, Inc.* (2)                                                              0
                                                                                                        -----------------
                  TOTAL WARRANTS (COST $0)                                                                   $          0
                                                                                                        -----------------

CONTRACTS
                    PURCHASED OPTIONS - 0.73%
                    CALL OPTIONS - 0.70%
                    FINANCE - INVESTMENT BANKER / BROKER - 0.38%
604                           Lehman Brothers Holdings, Inc., 07/21/2007, $75.00                             $    151,000
262                           Morgan Stanley, 07/21/2007, $75.00                                                  178,160
                                                                                                        -----------------
                                                                                                                  329,160
                                                                                                        -----------------
                    FINANCE - MORTGAGE LOAN / BANKER - 0.09%
852                           Countrywide Financial Corp., 07/21/2007, $40.00                                      76,680
                                                                                                        -----------------
                    SUPER-REGIONAL BANKS-U.S. - 0.09%
403                           Capital One Financial, 06/16/2007, $80.00                                            80,600
                                                                                                        -----------------
                    WIRELESS EQUIPMENT - 0.14%
397                           Qualcomm, Inc., 04/21/2007, $40.00                                                  127,040
                                                                                                        -----------------


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                         MARCH 31, 2007
CONTRACTS                                                                                                 MARKET VALUE
                  PURCHASED OPTIONS  (CONTINUED)
                    TOTAL CALL OPTIONS (COST $874,206)                                                       $    613,480
                                                                                                        -----------------
                    PUT OPTIONS - 0.03%
                    REGISTERED INVESTMENT COMPANY -  (0.03)
303                           Financial Select Sector Spdr, 06/16/2007, $35.00                               $     25,149
                                                                                                        -----------------
                    TOTAL PUT OPTIONS (COST $26,017)                                                               25,149
                                                                                                        -----------------
                  TOTAL PURCHASED OPTIONS (COST $900,223)                                                    $    638,629
                                                                                                        -----------------

                  TOTAL INVESTMENTS (COST $69,309,598) - 86.95%                                              $ 76,309,823
                                                                                                        -----------------

                  OTHER ASSETS, LESS LIABILITIES - 13.05% **                                                   11,455,942
                                                                                                        -----------------

                  NET ASSETS - 100.00%                                                                       $ 87,765,765
                                                                                                        =================




(1) The company has the rights to purchase 34,000 common shares at $12.65 per share, expiring February 13, 2009.

(2) The company has the rights to purchase 20,000 common shares at $6.72 per share, expiring December 31,2008.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

*    Non-income producing security.

** Includes $7,306,364 invested in a PNC Bank Money Market Account, which is 8.32% of net assets.

+ At December 31, 2006, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $74,897,791, $18,732,765 and $93,445 respectively. At December 31, 2006, accumulated net unrealized appreciation on portfolio investments, securities sold, not yet purchased and written options was $9,027,740 consisting of $11,093,476 gross unrealized appreciation and $2,065,736 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (25.45%)
                    COAL - (0.73%)
15,907                        Peabody Energy Corp.                                                           $   (640,098)
                                                                                                        -----------------
                    COMMON TRUST FUND - (6.50%)
56,472                        Retail HOLDRs Trust                                                              (5,706,496)
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.70%)
22,030                        SIRF Technology Holdings, Inc.                                                     (611,553)
                                                                                                        -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - (0.29%)
4,025                         Invitrogen Corp.                                                                   (256,191)
                                                                                                        -----------------
                    OFFICE SUPPLIES & FORMS - (0.95%)
34,350                        Acco Brands Corp.                                                                  (827,491)
                                                                                                        -----------------
                    OIL & GAS DRILLING - (1.00%)
27,034                        Rowan Cos., Inc.                                                                   (877,794)
                                                                                                        -----------------
                    OIL - FIELD SERVICES - (6.67%)
29,625                        Halliburton Co.                                                                    (940,297)
19,585                        Schlumberger, Ltd.                                                               (1,353,324)
38,287                        Smith International, Inc.                                                        (1,839,690)
38,197                        Weatherford International, Ltd.                                                  (1,722,685)
                                                                                                        -----------------
                                                                                                               (5,855,996)
                                                                                                        -----------------
                    OIL  - FIELD MACHINERY & EQUIPMENT - (1.00%)
11,312                        National Oilwell Varco, Inc.                                                       (879,960)
                                                                                                        -----------------
                    REAL ESTATE MANAGEMENT / SERVICES - (0.36%)
30,600                        Tarragon Corp.                                                                     (317,322)
                                                                                                        -----------------
                    REGISTERED INVESTMENT COMPANY - (1.18%)
8,389                         Diamonds Trust, Series I                                                         (1,036,797)
                                                                                                        -----------------
                    RETAIL - APPAREL / SHOES - (3.36%)
6,875                         Abercrombie & Fitch Co., Class A                                                   (520,300)
35,125                        American Eagle Outfitters, Inc.                                                  (1,053,399)
51,950                        Urban Outfitters, Inc.                                                           (1,377,194)
                                                                                                        -----------------
                                                                                                               (2,950,893)
                                                                                                        -----------------
                    RETAIL - CATALOG SHOPPING - (0.77%)
33,300                        Coldwater Creek, Inc.                                                              (675,324)
                                                                                                        -----------------


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                         MARCH 31, 2007
SHARES                                                                                                    MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED -  (CONTINUED)
                    RETAIL - DISCOUNT - (1.94%)
36,224                        Wal-Mart Stores, Inc.                                                           $(1,700,717)
                                                                                                        -----------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $22,062,819)                            $(22,336,632)
                                                                                                        =================


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
 (UNAUDITED)
--------------------------------------------------------------------------------




                                                                                                         MARCH 31, 2007
CONTRACTS                                                                                                 MARKET VALUE
                  WRITTEN OPTIONS - (0.74%)
                    CALL OPTIONS - (0.06%)
                    MEDICAL - BIOMEDICAL / GENETICS - 0.00%
200                           Illumina, Inc., 06/16/2007, $45.00                                                $  (2,000)
                                                                                                        -----------------
                    REGISTERED INVESTMENT COMPANY -  (0.06)
303                  Financial Select Sector SPDR, 06/16/2007, $35.00                                             (49,389)
                                                                                                        -----------------
                          TOTAL WRITTEN CALL OPTIONS (PROCEEDS $122,134)                                          (51,389)
                                                                                                        -----------------

                    PUT OPTIONS - (0.68%)
                    FINANCE - MORTGAGE LOAN / BANKER - (0.39%)
852                           Countrywide Financial Corp, 04/21/2007, $37.50                                     (340,800)
                                                                                                        -----------------
                    OIL - FIELD SERVICES - (0.02%)
176                           Baker Hughes, Inc., 04/21/2007, $65.00                                              (14,960)
120                           Weatherford Intl, Ltd., 05/19/2007, $35.00                                           (1,200)
                                                                                                        -----------------
                                                                                                                  (16,160)
                                                                                                        -----------------
                    OIL FIELD MACHINERY & EQUIPMENT - 0.00%
301                           Grant Prideco, Inc., 04/21/2007, $35.00                                              (1,505)
154                           National-Oilwell Varco, Inc., 05/19/2007, $50.00                                       (770)
                                                                                                        -----------------
                                                                                                                   (2,275)
                                                                                                        -----------------
                    SUPER-REGIONAL BANKS - U.S. - (0.27%)
403                           Capital One Financial, 06/16/2007, $80.00                                          (241,800)
                                                                                                        -----------------
                         TOTAL WRITTEN PUT OPTIONS (PROCEEDS $479,237)                                           (601,035)
                                                                                                        -----------------
                  TOTAL WRITTEN OPTIONS (PROCEEDS $601,371)                                                     $(652,424)
                                                                                                        =================


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Advantage Advisers Augusta Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date  May 10, 2007
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date  May 10, 2007
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date  May 10, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.